Shareholders' Equity - Summary of Schedule of Earnings (Loss) per Common Share (Detail)	12 Months Ended
	Feb. 28, 2018 CAD ($)	Feb. 28, 2017 CAD ($)	Feb. 29, 2016 CAD ($)
Stockholders' Equity Note [Abstract]
Net loss from continuing operations	$ (830,115)	$ (713,945)	$ (1,192,226)
Net loss from discontinued operations	(2,557,034)	(5,795,744)	(111,058)
Net loss	(3,387,149)	(6,509,689)	(1,303,284)
Change in fair value of dilutive stock options	0	0	0
Adjusted net loss	$ (3,387,149)	$ (6,509,689)	$ (1,303,284)
Continuing operations	(0.30)	(0.25)	(0.41)
Discontinued operations	(0.91)	(2.05)	(0.04)
Net basic earnings (loss) per common share	(1.21)	(2.31)	(0.45)